LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 10.5	$ 10.7	$ 10.6
Real Estate
Lessee, Lease, Description [Line Items]
Renewal term	10 years
Minimum | Real Estate
Lessee, Lease, Description [Line Items]
Term of contract	2 years
Minimum | Equipment
Lessee, Lease, Description [Line Items]
Term of contract	2 years
Maximum | Real Estate
Lessee, Lease, Description [Line Items]
Term of contract	50 years
Maximum | Equipment
Lessee, Lease, Description [Line Items]
Term of contract	3 years